PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Line Items]
Cost:	$ 749	$ 580
Accumulated depreciation	335	224
Property and equipment, net	414	356
Depreciation expenses	111	92	61
Computer equipment [Member]
PROPERTY AND EQUIPMENT, NET [Line Items]
Cost:	338	250
Office furniture and equipment [Member]
PROPERTY AND EQUIPMENT, NET [Line Items]
Cost:	144	83
Machinery and laboratory equipment [Member]
PROPERTY AND EQUIPMENT, NET [Line Items]
Cost:	235	220
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT, NET [Line Items]
Cost:	$ 32	$ 27